Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	14.46%
Core Alternative ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(5.96%)	(0.48%)	1.57%
Performance Inception Date	May 23, 2017
Core Alternative ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(6.21%)	(0.76%)	1.27%
Core Alternative ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(3.34%)	(0.34%)	1.22%

[1]	The Predecessor Fund commenced operations on May 23, 2017.